Income Tax Expense - Reconciliations of Effective Income Tax Rates (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of effective tax rate [Line Items]
Effective tax rate	30.90%	30.90%	33.10%
Effective corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	23.40%	23.40%	22.50%
Effective local corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	1.00%	1.00%
Effective inhabitant tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	3.80%	3.80%	3.70%
Effective enterprise tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	2.70%	2.70%	5.90%